Capital Structure	6 Months Ended
Jun. 30, 2024
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

Details of the Company’s common stock and warrants are discussed in Note 10 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 2, 2024 and are supplemented by the below new activities into the six-month period ended June 30, 2024.

i)	Dividends

On May 23, 2024, the Company declared a dividend of $0.075 per common share for the first quarter of 2024 to all shareholders of record as of June 25, 2024 (Note 15). The dividend amounted to $676, was paid on July 10, 2024 and is included in “Dividends payable” in the accompanying condensed consolidated balance sheets.

On February 19, 2024, the Company declared a dividend of $0.075 per common share for the fourth quarter of 2023 to all shareholders of record as of March 22, 2024. The dividend amounted to $651 and was paid on April 10, 2024.

On January 10, 2024, the Company paid a dividend of $0.075 per common share or $652 for the third quarter of 2023 to all shareholders of record as of December 22, 2023.

Total dividends declared in the six-months period ended June 30, 2024 amounted to $1,327.

ii)	Common stock buybacks

As of June 30, 2024, the Company had repurchased 17,174 of its outstanding common shares at an average price of approximately $2.50 per share and a total of $43, inclusive of commissions and fees, pursuant to the share repurchase plan approved by the Company’s Board of Directors in October 2022, as extended. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of June 30, 2024.

iii)	Warrants

During the six-month period ended June 30, 2024, no shares were issued from Class A warrants’ exercises. As of June 30, 2024, 6,962,770 Class A warrants remained outstanding. The exercise prices of the Class A warrants is $2.25 per warrant. All warrants are classified in equity, according to the Company’s accounting policy. The warrants contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in the warrant’s agreement.

As of June 30, 2024, the number of common shares that can potentially be issued under the outstanding Class A warrants were 6,962,770.